Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000266745 [Member]
Shareholder Report [Line Items]
Fund Name	Optima Strategic Credit Fund
Class Name	Founders Class
Trading Symbol	OPTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Optima Strategic Credit Fund (“Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.optima.com/fund-documents/. You can also request this information by contacting us at (877) 341-4585.
Additional Information Phone Number	(877) 341-4585
Additional Information Website	https://www.optima.com/fund-documents/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Optima Strategic Credit Fund (Founders Class/OPTCX)	$183	1.81%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended August 31, 2026, the Optima Strategic Credit Fund Class I produced positive performance of 2.09%. The iBoxx USD Liquid High Yield Index Total Return returned 4.69% and the Bloomberg US Universal Total Return Index returned 2.23% over the same period. Importantly, the Fund delivered these returns with materially less risk than either benchmark. Since inception, the Fund's maximum drawdown was 3.50%. That compares with 14.84% for the iBoxx USD Liquid High Yield Index TR and 16.93% for the Bloomberg US Universal Total Return Index, so the Fund's drawdown was less than a quarter of either index's. The Fund's annualized volatility was 2.84%, roughly half that of both the high yield index and the Bloomberg Universal Index (5.55% each).¹ Put differently, the Fund captured roughly three-quarters of the high yield index's annualized return with about half the volatility and under a quarter of the drawdown. It also meaningfully outperformed the broader Bloomberg Universal Index on both an absolute and a risk-adjusted basis. We believe this asymmetric profile, participating in credit market gains while limiting exposure to sustained declines, reflects the core objective of our models and supports our conviction in the strategy over a full market cycle.
In “risk-off” environments, the Fund will generally allocate to money market funds and short-duration 3-month to 1-year U.S. Treasury bills. In “risk-on” environments, the Fund will strategically allocate from short-duration treasuries to higher-yielding credit in an effort to increase yield and take advantage of capital appreciation. During the 12-month period ended  August 31, 2026, the Fund was allocated to a “risk-on” portfolio approximately 55% of trading days and to a “risk-off” portfolio approximately 45% of trading days.
Top Performance Contributors
Exposure to the high yield credit default swap index and the iShares iBoxx $ High Yield Corporate Bond ETF were the top contributors to performance during “risk-on” periods.
During “risk-off” periods, the fund’s investments in U.S. Treasury bills and money market funds were positive contributors.
Top Performance Detractors
The Fund’s allocation to the “risk-off” strategy for portions of the year contributed relative underperformance to its benchmarks.
¹ Maximum drawdown and annualized volatility are calculated from daily net asset values for the Fund and daily index levels for the benchmarks, for the period from the Fund's inception on December 29, 2021, through the fiscal year ended August 31, 2026. Annualized volatility is the standard deviation of daily returns multiplied by the square root of 252.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1,2]
Optima Strategic Credit Fund (Founders Class/OPTCX)	2.09%	3.19%
Bloomberg U.S. Universal Bond Index	2.23%	0.36%
iBoxx Liquid High Yield Index	4.69%	4.23%
[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Cohen & Company, Ltd.
[2]	Founders Class shares commenced operations on December 29, 2021.

Performance Inception Date	Dec. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.optima.com/fund-documents/ for the most recent performance information.
Net Assets	$ 47,504,679
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 190,380
Investment Company Portfolio Turnover	254.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$47,504,679
Total number of portfolio holdings	2
Total advisory fees paid (net)	$190,380
Portfolio turnover rate as of the end of the reporting period	254%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Holdings
United States Treasury Bill, 3.699%, 10/15/2026	56.6%
JPMorgan U.S. Government Money Market Fund - Class Premier, 3.320%	35.2%
Asset Allocation

Largest Holdings [Text Block]	Top Holdings
United States Treasury Bill, 3.699%, 10/15/2026	56.6%
JPMorgan U.S. Government Money Market Fund - Class Premier, 3.320%	35.2%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]
On October 15, 2025, the Audit Committee of the Board of Trustees of Investment Managers Series Trust II appointed Tait, Weller & Baker LLP as the Fund’s independent registered public accounting firm. Prior to October 15, 2025, Cohen & Company, Ltd. served as the independent registered public accounting firm to the Fund.

Accountant Change Date	Oct. 15, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On October 15, 2025, the Audit Committee of the Board of Trustees of Investment Managers Series Trust II appointed Tait, Weller & Baker LLP as the Fund’s independent registered public accounting firm. Prior to October 15, 2025, Cohen & Company, Ltd. served as the independent registered public accounting firm to the Fund.